Employee Retirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Retirement Benefits
Components of net periodic pension and postretirement expense
The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense (in millions of dollars):

	Pension Benefits				Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	Three Months Ended June 30,
	2013	2012	2013	2012	2013	2012
Components of Net Periodic
Benefit Cost:
Service cost	$7.1	$7.0	$0.7	$0.3	$—	$0.1
Interest cost	6.9	7.4	2.3	2.3	0.1	0.2
Expected return on plan assets	(7.5)	(8.0)	(3.2)	(3.0)	—	—
Net amortizations	4.0	3.2	0.1	(0.1)	0.1	—
Net pension /
postretirement expense	$10.5	$9.6	$(0.1)	$(0.5)	$0.2	$0.3

	Pension Benefits				Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	Six Months Ended June 30,
	2013	2012	2013	2012	2013	2012
Components of Net Periodic
Benefit Cost:
Service cost	$14.4	$13.3	$1.3	$0.6	$0.1	$0.2
Interest cost	13.6	13.9	4.6	4.6	0.3	0.4
Expected return on plan assets	(15.0)	(15.3)	(6.3)	(6.0)	—	—
Net amortizations	8.3	6.0	0.2	(0.1)	0.1	—
Net pension /
postretirement expense	$21.3	$17.9	$(0.2)	$(0.9)	$0.5	$0.6

The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense (in millions of dollars):

	Pension Benefits						Postretirement Benefits (U.S.)
	U.S.			Non-U.S.
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Cost:
Service cost	$24.8	$26.2	$24.0	$1.9	$4.0	$5.2	$0.2	$0.2	$0.3
Interest cost	28.2	27.5	26.1	9.7	11.0	9.7	0.8	0.9	0.9
Expected return on plan assets	(31.5)	(30.5)	(26.6)	(12.1)	(12.8)	(10.0)	—	—	—
Net amortizations	11.8	7.2	4.6	(0.1)	(0.7)	(1.0)	—	0.1	—
Settlement loss	2.0	2.2	0.4	—	—	—	—	—	—
Curtailment gain	—	—	—	—	(12.9)	(0.2)	—	—	—
Special termination cost	—	—	—	—	0.1	—	—	—	—
Net pension and postretirement expense	$35.3	$32.6	$28.5	$(0.6)	$(11.3)	$3.7	$1.0	$1.2	$1.2

Weighted‑average discount rate for expense (January 1)	4.71%	5.12%	5.42%	4.78%	5.36%	5.71%	4.4%	4.9%	5.4%
Weighted‑average assumed long-term rate of return on assets (January 1)	8.00%	8.40%	8.50%	7.44%	7.46%	7.46%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	8.1%	8.4%	8.7%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	4.5%	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	N/A	N/A	17	18	19